Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
Document Creation Date	dei_DocumentCreationDate	Jun. 21, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 21, 2019
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019